Discretionary decisions and sources of estimation uncertainties (Tables)	12 Months Ended
Dec. 31, 2017
Discretionary decisions and sources of estimation uncertainties
Schedule of the composition of trade accounts receivable

Composition of trade accounts receivable
	December 31,
	2017	2016
U.S. Government health care programs	28%	30%
U.S. commercial payors	15%	16%
U.S. hospitals	11%	8%
Self-pay of U.S. patients	1%	2%
Other North America segment payors	2%	2%
Product customers and health care payors outside the North America Segment	43%	42%

Total	100%	100%